FINANCIAL RISK MANAGEMENT - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,022	$ 2,769
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	466	412
Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,406	2,208
Other current assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	118	121
Other non-current assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 32	$ 28